UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3762

Legg Mason Partners Aggressive Growth Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31,

Date of reporting period: November 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND, INC.

FORM N-Q

NOVEMBER 30, 2006

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND, INC.

Schedule of Investments (unaudited)	November 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 16.9%
Media - 16.5%
9,900,000	Cablevision Systems Corp., New York Group, Class A Shares*	$274,923,000
868,000	CBS Corp., Class B Shares	25,823,000
1,394,000	Comcast Corp., Class A Shares*	56,401,240
11,500,000	Comcast Corp., Special Class A Shares*	463,220,000
1,700,000	Discovery Holding Co., Class A Shares*	26,078,000
771,931	Liberty Global Inc., Series A Shares*	20,818,979
782,848	Liberty Global Inc., Series C Shares*	20,479,304
875,000	Liberty Media Holding Corp., Capital Group, Series A Shares*	76,930,000
4,375,000	Liberty Media Holding Corp., Interactive Group, Series A Shares*	99,575,000
24,000,000	Sirius Satellite Radio Inc.*	102,240,000
19,000,000	Time Warner Inc.	382,660,000
868,000	Viacom Inc., Class B Shares*	32,558,680
5,500,000	Walt Disney Co.	181,775,000
1,100,000	World Wrestling Entertainment Inc.	17,534,000

	Total Media	1,781,016,203

Specialty Retail - 0.4%
2,907,200	Charming Shoppes Inc.*	39,334,416
111,900	J. Crew Group Inc.*	4,403,265

	Total Specialty Retail	43,737,681

	TOTAL CONSUMER DISCRETIONARY	1,824,753,884

ENERGY - 15.5%
Energy Equipment & Services - 8.6%
1,447,500	Core Laboratories NV*	128,045,850
5,099,700	Grant Prideco Inc.*	223,468,854
12,800,000	Weatherford International Ltd.*	574,848,000

	Total Energy Equipment & Services	926,362,704

Oil, Gas & Consumable Fuels - 6.9%
15,200,000	Anadarko Petroleum Corp.	750,272,000
55,930	Bill Barrett Corp.*	1,761,795

	Total Oil, Gas & Consumable Fuels	752,033,795

	TOTAL ENERGY	1,678,396,499

EXCHANGE TRADED FUND - 0.5%
1,300,000	Nasdaq-100 Index Tracking Stock	57,252,000

FINANCIALS - 15.6%
Capital Markets - 13.3%
1,487,400	Cohen & Steers Inc.	56,446,830
30,000	Goldman Sachs Group Inc.	5,844,000
13,477,996	Lehman Brothers Holdings Inc.	992,923,965
4,400,000	Merrill Lynch & Co. Inc.	384,692,000

	Total Capital Markets	1,439,906,795

Diversified Financial Services - 0.4%
897,100	CIT Group Inc.	46,658,171

Insurance - 0.0%
27,637	National Financial Partners Corp.	1,252,509

Thrifts & Mortgage Finance - 1.9%
4,500,000	Astoria Financial Corp.	134,550,000
4,300,000	New York Community Bancorp Inc.	69,488,000

	Total Thrifts & Mortgage Finance	204,038,000

	TOTAL FINANCIALS	1,691,855,475

HEALTH CARE - 31.1%
Biotechnology - 16.0%
1,550,000	Alkermes Inc.*	23,529,000

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND, INC.

Schedule of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
Biotechnology - 16.0% (continued)
6,800,000	Amgen Inc.*	$482,800,000
599,500	AP Pharma Inc.*	647,460
8,000,000	Biogen Idec Inc.*	418,080,000
532,000	Genentech Inc.*	43,491,000
7,000,000	Genzyme Corp.*	450,800,000
4,600,000	ImClone Systems Inc.*	137,540,000
1,050,000	Isis Pharmaceuticals Inc.*	10,720,500
577,575	Micromet Inc.*	1,103,168
6,040,000	Millennium Pharmaceuticals Inc.*	67,950,000
880,000	Nabi Biopharmaceuticals*	6,212,800
2,000,000	Vertex Pharmaceuticals Inc.*	88,600,000
620,665	ViaCell Inc.*	3,072,292

	Total Biotechnology	1,734,546,220

Health Care Equipment & Supplies - 0.4%
864,400	Biosite Inc.*	42,200,008
87,500	Cytyc Corp.*	2,294,250

	Total Health Care Equipment & Supplies	44,494,258

Health Care Providers & Services - 7.7%
17,027,600	UnitedHealth Group Inc.	835,714,608

Life Sciences Tools & Services - 0.1%
200,000	Albany Molecular Research Inc.*	2,220,000
200,000	Bioveris Corp.*	1,922,000
750,000	Nanogen Inc.*	1,522,500

	Total Life Sciences Tools & Services	5,664,500

Pharmaceuticals - 6.9%
1,188,376	Anesiva Inc.*	7,867,049
1,608,100	BioMimetic Therapeutics Inc.*	17,045,860
8,000,000	Forest Laboratories Inc.*	389,600,000
2,156,000	Johnson & Johnson	142,101,960
5,150,000	King Pharmaceuticals Inc.*	85,129,500
768,303	Pfizer Inc.	21,120,650
800,520	Teva Pharmaceutical Industries Ltd., ADR	25,664,671
3,600,000	Valeant Pharmaceuticals International	60,444,000

	Total Pharmaceuticals	748,973,690

	TOTAL HEALTH CARE	3,369,393,276

INDUSTRIALS - 7.4%
Aerospace & Defense - 2.4%
3,179,475	L-3 Communications Holdings Inc.	261,511,819

Industrial Conglomerates - 4.2%
15,000,000	Tyco International Ltd.	454,350,000

Machinery - 0.8%
2,790,500	Pall Corp.	87,593,795

	TOTAL INDUSTRIALS	803,455,614

INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 2.5%
3,175,000	C-COR Inc.*	31,750,000
7,500,000	Motorola Inc.	166,275,000
675,072	Nokia Oyj	13,597,779
2,924,928	Nokia Oyj, ADR	59,142,044

	Total Communications Equipment	270,764,823

Computers & Peripherals - 2.6%
350,000	LaserCard Corp.*	4,263,000
6,150,000	Quantum Corp.*	14,514,000
4,000,000	SanDisk Corp.*	177,600,000

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND, INC.

Schedule of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
Computers & Peripherals - 2.6% (continued)
3,180,150	Seagate Technology	$81,920,664

	Total Computers & Peripherals	278,297,664

Electronic Equipment & Instruments - 0.2%
26,445	Cogent Inc.*	299,622
689,000	Excel Technology Inc.*	17,383,470

	Total Electronic Equipment & Instruments	17,683,092

Semiconductors & Semiconductor Equipment - 6.2%
5,000,000	Broadcom Corp., Class A Shares*	164,150,000
1,050,000	Cabot Microelectronics Corp.*	33,232,500
3,720,000	Cirrus Logic Inc.*	25,928,400
1,300,000	Cree Inc.*	25,727,000
1,270,000	DSP Group Inc.*	27,419,300
528,112	Freescale Semiconductor Inc., Class B Shares*	21,087,512
3,280,000	Intel Corp.	70,028,000
14,000,000	Micron Technology Inc.*	204,400,000
4,000,000	RF Micro Devices Inc.*	30,840,000
738,100	Standard Microsystems Corp.*	23,523,247
3,300,000	Teradyne Inc.*	49,170,000

	Total Semiconductors & Semiconductor Equipment	675,505,959

Software - 1.2%
1,100,000	Advent Software Inc.*	40,216,000
1,700,000	Autodesk Inc.*	70,006,000
680,800	Microsoft Corp.	19,967,864

	Total Software	130,189,864

	TOTAL INFORMATION TECHNOLOGY	1,372,441,402

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $6,599,263,736)	10,797,548,150

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.3%
Repurchase Agreement - 0.3%
$38,837,000	Interest in $492,530,000 joint tri-party repurchase agreement dated 11/30/06 with Greenwich Capital Markets Inc., 5.300% due 12/1/06; Proceeds at maturity - $38,842,718; (Fully collateralized by various U.S. government agency obligations, 3.918% to 7.134% due 9/1/24 to 10/1/46; Market value - $39,613,824) (Cost - $38,837,000)	38,837,000

	TOTAL INVESTMENTS - 100.0% (Cost - $6,638,100,736#)	10,836,385,150
	Liabilities in Excess of Other Assets - 0.0%	(4,037,173)

	TOTAL NET ASSETS - 100.0%	$10,832,347,977

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR    — American Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Legg Mason Partners Aggressive Growth Fund, Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,923,007,334
Gross unrealized depreciation	(724,722,920)

Net unrealized appreciation	$4,198,284,414

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Aggressive Growth Fund, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 29, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: January 29, 2007